Subsequent events Subsequent Events (Details)					3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 28, 2018 USD ($) shares	Sep. 27, 2018 USD ($)	Sep. 21, 2018 USD ($)	Sep. 11, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 13, 2018 USD ($)	Aug. 31, 2018 $ / shares	Aug. 20, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01					$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares									$ 0.02
Secured Debt [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross						$ 643,865,000					$ 656,998,000
Secured Debt [Member] | $60.0 Million Credit Facility [Member] [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 60,000,000
Number of vessels				4
Debt Instrument, Term				5 years
Libor plus margin				2.25%
Long-term Debt, Gross	$ 60,000,000
Secured Debt [Member] | $184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 184,000,000
Market value of vessel financed			60.00%
Number of vessels			12
Debt Instrument, Term			5 years
Libor plus margin			2.40%
Long-term Debt, Gross	184,000,000
Secured Debt [Member] | $409 Million Credit Facility [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross						169,248,000					174,443,000
Secured Debt [Member] | $409 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Secured Debt							$ 0
Secured Debt [Member] | $67.5 Million Facility [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross						$ 38,456,000					$ 40,461,000
Secured Debt [Member] | $67.5 Million Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Secured Debt					$ 0
Secured Debt [Member] | $19.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 19,000,000
Term loan [Member] | $184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			104,000,000
Revolving Credit Facility [Member] | $184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 80,000,000
Kamsarmax pool [Member] | Secured Debt [Member] | $30.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 30,000,000
Number of vessels								2
Libor plus margin								2.20%
Long-term Debt, Gross	$ 30,000,000
Kamsarmax pool [Member] | Secured Debt [Member] | $60.0 Million Credit Facility [Member] [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Market value of vessel financed				60.00%
Number of vessels				2
Kamsarmax pool [Member] | Secured Debt [Member] | $184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels			6
Ultramax pool [Member] | Secured Debt [Member] | $60.0 Million Credit Facility [Member] [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels				2
Ultramax pool [Member] | Secured Debt [Member] | $184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels			6
Restricted Stock [Member]
Subsequent Event [Line Items]
Share based compensation installments						3
Restricted Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares										1,189,350
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	150,000
Share based compensation installments | shares	3
Independent director [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	1,039,000
Share based compensation installments | shares	3
Ultramax pool [Member] | SB Hermes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments per day		$ 5,850
Bareboat charter agreement time period		5 years
Sale Leaseback Transaction, Net Proceeds, Financing Activities		$ 20,500,000
Libor plus margin		1.39%
Increase to Companies Liquidity		$ 11,300,000